Note 3 - Acquisitions (Details) In Thousands, unless otherwise specified					12 Months Ended		4 Months Ended		4 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 P and C Segment [Member]	Aug. 31, 2011 P and C Segment [Member] CNY	Dec. 31, 2011 Guangzhou Huajie Insurance Agency Co Ltd [Member] CNY	Aug. 31, 2011 Guangzhou Huajie Insurance Agency Co Ltd [Member] CNY	Dec. 31, 2011 Dongguan Zhongxin Insurance Agency Co Ltd [Member] CNY	Aug. 31, 2011 Dongguan Zhongxin Insurance Agency Co Ltd [Member] CNY
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						50,000		25,000		25,000
Business Combination, Contingent Consideration, Liability						0
Goodwill	12,976	78,553	78,553	1,154,373		41,274		21,204		20,070
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					4 years 255 days
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							5,364		8,046
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							365		465